Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period, Shares	335,241		356,241	356,241	458,241	508,630
Granted, Shares	0		0	0	0	0
Exercised, Shares	0			(21,000)	(102,000)	(48,889)
Forfeited/expired, Shares	0			0	0	(1,500)
Options Outstanding end of period, Shares	335,241	335,241		335,241	356,241	458,241	508,630
Options exercisable at December 31, 2012, Shares	335,241	335,241		335,241
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning of period, Weighted Average Exercise Price per Share (usd per share)	$ 6.37		$ 6.51	$ 6.51	$ 7.23	$ 7.14
Granted, Weighted Average Exercise Price (usd per share)	$ 0.00			$ 0.00	$ 0.00	$ 0.00
Exercised, Weighted Average Exercise Price per Share (usd per share)	$ 0.00			$ 8.80	$ 9.74	$ 6.46
Forfeited/expired, Weighted Average Exercise Price per Share (usd per share)	$ 0.00			$ 0.00	$ 0.00	$ 2.00
Options Outstanding end of period, Weighted Average Exercise Price per Share (usd per share)	$ 6.37	$ 6.37		$ 6.37	$ 6.51	$ 7.23	$ 7.14
Options exercisable at December 31, 2012, Weighted Average Exercise Price per Share (usd per share)	$ 6.37	$ 6.37		$ 6.37
Options Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month 21 days	2 years 4 months 21 days		2 years 4 months 21 days	3 years 4 months 28 days	4 years 5 months 23 days	5 years 4 months 17 days
Options exercisable at December 31, 2011, Weighted Average Remaining Contractual Term	2 years 1 month 21 days			2 years 4 months 21 days
Options Outstanding, Aggregate Intrinsic Value	$ 13,229	$ 10,678		$ 10,678	$ 8,172	$ 6,621	$ 2,192
Exercised, Aggregate Intrinsic Value				628	2,308	545
Options exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 13,229	$ 10,678		$ 10,678